Significant Agreements (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 21, 2019	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jun. 30, 2020
Significant Agreements (Details) [Line Items]
Amount paid for option exercise fee		$ 0.2		$ 0.2	$ 0.2
Current liabilities			$ 0.4
Noncurrent liabilities			$ 0.2
Accrued expenses and other current liabilities		$ 0.4
Related party, interest rate		5.00%
Annual license maintenance fees description		The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale.
Sales milestone payments		$ 9.0
Series A-2 Redeemable Convertible Preferred Stock [Member]
Significant Agreements (Details) [Line Items]
Research and development cost	$ 0.9
Convertible preferred stock (in Shares)	100
ISRA [Member]
Significant Agreements (Details) [Line Items]
Exercise fee		1.0
Research and development cost		$ 1.0